Schedule 1 - Condensed Statements of Cash Flow (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash Flows from Operating Activities:	¥ 406,516	$ 57,258	¥ 765,705	¥ (1,096,652)
Cash Flows from Investing Activities:
Purchase of short-term investments	(11,445,715)	(1,612,095)	(17,083,380)	(13,054,640)
Proceeds from maturity of short-term investments	10,683,916	1,504,798	17,023,969	12,253,325
Purchase of long-term investments	(200,668)	(28,263)		(9,900)
Prepaid investments			69,426
Net cash used in investing activities	(1,172,960)	(165,208)	(139,819)	(846,898)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	11,710	1,649	9,729	2,971
Payment for share repurchase	(526,025)	(74,089)	(67,022)	(16,546)
Proceeds from initial public offering, net				2,133,437
Net cash provided by/(used in) financing activities	(377,238)	(53,133)	(57,457)	2,119,670
Effect of exchange rate changes on cash and cash equivalents	26,173	3,685	37,723	(14,086)
Net (decrease)/increase in cash and cash equivalents	(1,117,509)	(157,398)	606,152	162,034
Total cash and cash equivalents and restricted cash at beginning of year	2,091,535	294,587	1,485,383	1,323,349
Total cash and cash equivalents and restricted cash at end of year	974,026	137,189	2,091,535	1,485,383
Waterdrop Inc. [Member]
Cash Flows from Operating Activities:	621,178	87,491	534,951	320,097
Cash Flows from Investing Activities:
Purchase of short-term investments	(1,376,678)	(193,901)	(1,486,449)	(1,875,171)
Proceeds from maturity of short-term investments	1,140,429	160,626	1,621,770	2,100,240
Investment in subsidiaries	(5,938)	(836)	(178,395)	(2,683,195)
Purchase of long-term investments	(57,550)	(8,106)
Prepaid investments			(69,426)
Net cash used in investing activities	(299,737)	(42,217)	(112,500)	(2,458,126)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	11,710	1,649	9,729	2,971
Payment for share repurchase	(526,025)	(74,089)	(67,022)	(16,546)
Proceeds from initial public offering, net				2,142,104
Net cash provided by/(used in) financing activities	(514,315)	(72,440)	(57,293)	2,128,529
Effect of exchange rate changes on cash and cash equivalents	(24,678)	(3,475)	(21,824)	(14,162)
Net (decrease)/increase in cash and cash equivalents	(217,552)	(30,641)	343,334	(23,662)
Total cash and cash equivalents and restricted cash at beginning of year	351,817	49,552	8,483	32,145
Total cash and cash equivalents and restricted cash at end of year	¥ 134,265	$ 18,911	¥ 351,817	¥ 8,483